Risk Management - Disclosure of net interest income sensitivity (AEaR) by currency (Details) - +/- 25bps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest rate risk
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ 24	£ 21
Increase (decrease) in profit for the year due to reasonable possibly decrease	(44)	(57)
GBP
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	56	(1)
Increase (decrease) in profit for the year due to reasonable possibly decrease	(76)	(33)
USD
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(30)	17
Increase (decrease) in profit for the year due to reasonable possibly decrease	30	(18)
EUR
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(5)	20
Increase (decrease) in profit for the year due to reasonable possibly decrease	5	(21)
Other currencies
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	3	(15)
Increase (decrease) in profit for the year due to reasonable possibly decrease	£ (3)	£ 15